Research and Development (Tables)	6 Months Ended
Jun. 30, 2025
Research and Development [Abstract]
Schedule of research and development
	Six Months ended	Six Months ended
	June 30,	June 30,
	2025	2024
	USD thousands	USD thousands
Consultants and subcontractors	2,572	4,262
Salaries and related expenses	1,085	1,446
Lease and maintenance	58	54
Share-based compensation	22	263
Other expenses	43	55
	3,780	6,080